FAIR VALUE MEASUREMENT (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets and liabilities measured at fair value
Total impaired loans	$ 6,571	$ 6,176	$ 9,283	$ 9,353	$ 9,587
Total other real estate owned	2,824	3,987		7,351	6,904
Fair value
Assets and liabilities measured at fair value
Total	223,474	203,107
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets and liabilities measured at fair value
Total	830	914
Significant Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value
Total	222,399	202,114
Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
Total	(245)	79
Non-recurring basis | Fair value
Assets and liabilities measured at fair value
Total impaired loans	6,566	6,176		9,351
Total other real estate owned	2,824	3,987		7,351
Total	9,390	10,163		16,702
Non-recurring basis | Fair value | Commercial & Industrial
Assets and liabilities measured at fair value
Total impaired loans	84	37		44
Non-recurring basis | Fair value | Mortgage-residential
Assets and liabilities measured at fair value
Total impaired loans	716	357		622
Total other real estate owned	302	488		4,278
Non-recurring basis | Fair value | Mortgage-commercial
Assets and liabilities measured at fair value
Total impaired loans	5,759	5,772		8,666
Total other real estate owned	2,221	3,198		917
Non-recurring basis | Fair value | Consumer, Other
Assets and liabilities measured at fair value
Total impaired loans	7	10		19
Non-recurring basis | Fair value | Construction
Assets and liabilities measured at fair value
Total other real estate owned	301	301		2,156
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value
Total impaired loans	6,566	6,176		9,351
Total other real estate owned	2,824	3,987		7,351
Total	9,390	10,163		16,702
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Commercial & Industrial
Assets and liabilities measured at fair value
Total impaired loans	84	37		44
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Mortgage-residential
Assets and liabilities measured at fair value
Total impaired loans	716	357		622
Total other real estate owned	302	488		4,278
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Mortgage-commercial
Assets and liabilities measured at fair value
Total impaired loans	5,759	5,772		8,666
Total other real estate owned	2,221	3,198		917
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Consumer, Other
Assets and liabilities measured at fair value
Total impaired loans	7	10		19
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Construction
Assets and liabilities measured at fair value
Total other real estate owned	$ 301	$ 301		$ 2,156